RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]

13.      RELATED PARTY TRANSACTIONS

Transactions with related parties are as follows:

(a)	During the year ended August 31, 2018 $184 ($235 – August 31, 2017) was paid or accrued to independent directors for directors’ fees and services.

(b)

During the year ended August 31, 2018, the Company accrued or received payments of $56 ($55 – August 31, 2017) from West Kirkland Mining Inc. (“ West Kirkland ”), a company with two directors in common, for accounting and administrative services. Amounts receivable at the end of the year include an amount of $41 ($28 – August 31, 2017) due from West Kirkland.

(c)

On May 15, 2018 the Company closed a private placement for 15,090,999 units with Hosken Consolidated Investments Limited (“ HCI ”). Also on May 15, 2018, HCI participated for an additional 24,909,000 units in the Company’s separate public offering. See “Recent Equity Financings” at item 3. A above for more details. By way of the private placement HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest. As of July 5, 2018, including shares purchased on the open market, HCI owned approximately 15.07% of the Company’s outstanding common shares.

(d)

During fiscal 2016 the Company entered into a loan facility agreement with its largest shareholder at the time, LMM. The loan was negotiated and entered into at commercial terms. LMM presently remains one of the Company’s largest shareholders. For full details on this transaction please refer to Note 8 above.

All amounts receivable and accounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment. These transactions are in the normal course of business and are recorded at consideration established and agreed to by the parties.

Key Management Compensation

The remuneration the CFO, CEO, COO and other key management personnel and the directors during the years ended August 31, 2018 to 2016 is as follows:

Year ended	August 31, 2018	August 31, 2017	August 31, 2016
Salaries	$963	$1,093	$1,274
Directors fees	184	235	235
Share-based payments – management	13	396	72
Share-based payments - directors	12	504	61
Total	$1,172	$2,228	$1,642